LEGAL SETTLEMENTS	12 Months Ended
Dec. 31, 2015
Legal [Abstract]
Legal [TextBlock]

NOTE 19—LEGAL SETTLEMENTS AND LOSS CONTINGENCIES:

Legal settlements and loss contingencies for 2015 amounted to $631 million, compared to a gain of $111 million and an expense of $1.5 billion in 2014 and 2013, respectively. The 2015 balance is comprised mainly of additional reserves related to the settlement of the modafinil antitrust litigation, partially offset by insurance proceeds relating to the settlement of the pantoprazole patent litigation.